Activity in Allowance for Loan Losses Related to ASC 310-30 Acquired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 815,308	$ 793,225
Provision for loan losses	408,941	575,720
Charge-offs	(630,472)	(693,711)
Balance at end of period	730,607	815,308
Westernbank Puerto Rico [Member] | Acquired Loans In An F D I C Assisted Transaction [Member] | Nonperforming Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	83,477	0
Provision for loan losses	59,052	89,802
Charge-offs	(47,122)	(6,325)
Balance at end of period	$ 95,407	$ 83,477